CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Class A ordinary shares Common Stock CNY (¥) shares [1]	Class B ordinary shares Common Stock CNY (¥) shares		Additional Paid-in Capital CNY (¥) [1]	Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Recon Technology Ltd Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2024	¥ 99,634	¥ 4,693	[1]	¥ 681,476,717	¥ 4,148,929	¥ (220,312,085)	¥ 37,136,649	¥ 502,554,537	¥ (11,620,640)	¥ 490,933,897	$ 70,202,611
Opening Balance (in shares) at Jun. 30, 2024	7,987,959	7,100,000
Capital contribution in controlling interests				10,000				10,000		10,000	1,430
Restricted shares issued for management		¥ 9,345	[1]	5,343,806				5,353,151		5,353,151	765,490
Restricted shares issued for management (in shares)		12,900,000
Net loss for the year						(20,588,329)		(20,588,329)	(141,270)	(20,729,599)	(2,964,293)
Foreign currency translation adjustment							1,207,501	1,207,501		1,207,501	172,670
Ending Balance at Dec. 31, 2024	¥ 99,634	¥ 14,038	[1]	686,830,523	4,148,929	(240,900,414)	38,344,150	488,536,860	(11,761,910)	476,774,950	68,177,908
Ending Balance (in shares) at Dec. 31, 2024	7,987,959	20,000,000
Opening Balance at Jun. 30, 2025	¥ 101,548	¥ 14,038	[1]	692,569,747	4,148,929	(262,900,639)	33,493,895	467,427,518	(13,457,771)	453,969,747	64,916,810
Opening Balance (in shares) at Jun. 30, 2025	10,627,426	20,000,000
Restricted shares issued for management				6,343,508				6,343,508		6,343,508	907,110
Net loss for the year						(5,823,015)		(5,823,015)	(1,398,986)	(7,222,001)	(1,032,733)
Foreign currency translation adjustment							(3,571,396)	(3,571,396)		(3,571,396)	(510,703)
Ending Balance at Dec. 31, 2025	¥ 101,548	¥ 14,038	[1]	¥ 698,913,255	¥ 4,148,929	¥ (268,723,654)	¥ 29,922,499	¥ 464,376,615	(13,310,775)	451,065,840	64,501,556
Ending Balance (in shares) at Dec. 31, 2025	10,627,426	20,000,000
Change of non-controlling interest due to disposal of former subsidiaries' equity interest									¥ 1,545,982	¥ 1,545,982	$ 221,072

[1]	Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024 and change in capital structure on March 29, 2024.